Schedule of Concentration Risk of Total Fleet Lease Rental Income (Detail) - Total Fleet Lease Rental Income - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A
Capital Leased Assets [Line Items]
Percentage of lease rental income	21.00%	17.80%	14.80%
Customer B
Capital Leased Assets [Line Items]
Percentage of lease rental income	12.20%	13.10%	13.50%
Customer C
Capital Leased Assets [Line Items]
Percentage of lease rental income	12.10%	9.70%	8.70%